Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 10,258.62
Total Fee Amount	10,258.62
Total Transaction Valuation	74,284,000
Total Offset Amount	0
Net Fee	$ 0
Offset Table N/A	N/A